Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 10,219	$ 9,556	$ 9,664
Cost of sales	(6,430)	(5,860)	(5,803)
Gross profit	3,789	3,696	3,861
Selling, general and administrative	(1,109)	(1,093)	(1,095)
Research and development	(1,548)	(1,498)	(1,398)
Other income and expenses, net	202	103	53
Impairment, restructuring charges and other related closure costs	(11)	(5)	(21)
Operating income	1,323	1,203	1,400
Interest income (expense), net	(20)	1	(7)
Other components of pension benefit costs	(12)	(16)	(11)
Income (loss) on equity-method investments	2	1	8
Loss on financial instruments, net	(26)		(1)
Income before income taxes and noncontrolling interest	1,267	1,189	1,389
Income tax expense	(159)	(156)	(96)
Net income	1,108	1,033	1,293
Net income attributable to noncontrolling interest	(2)	(1)	(6)
Net income attributable to parent company stockholders	$ 1,106	$ 1,032	$ 1,287
Earnings per share (Basic) attributable to parent company stockholders	$ 1.24	$ 1.15	$ 1.43
Earnings per share (Diluted) attributable to parent company stockholders	$ 1.20	$ 1.14	$ 1.41
Net Sales [Member]
Net revenues	$ 10,181	$ 9,529	$ 9,612
Other Revenues [Member]
Net revenues	$ 38	$ 27	$ 52